Offerings - Offering: 1	Oct. 27, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share
Maximum Aggregate Offering Price	$ 754,164,346.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 65,612.30
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Aurora Innovation, Inc. (the "Registrant") initially deferred payment of all of the registration fees for the Registrant's Registration Statement on Form S-3ASR (File No. 333-284133) filed with the Securities and Exchange Commission on January 3, 2025 (the "Registration Statement"). This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in the Registration Statement.